Bank Loans and issuance of Debt Securities - Summary of Unpaid Balance of Loan - Loans Contracted with Banking Institutions and Third Parties (Detail) - MXN ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Detailed Information About Borrowings [Line Items]
Loans	$ 13,535,863
Less - Current portion		$ (141,412)	$ (84,758)
Long-term borrowings (Note 17.a)	4,535,863	4,110,846	4,529,518
Long-term Debt and Payable [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Loans	4,535,863	4,252,258	4,614,276
Unsecured Loan With MBJA On September 14, 2007 [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Loans		148,014	167,884
Unsecured Loan With MBJA In June 2007 [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Loans	215,269	215,843	225,999
Unsecured Loan With MBJA In February 2009 [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Loans	10,038	10,065	10,539
Unsecured Loan With IFC On December 12, 2012 [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Loans		73,504	216,972
SITA Information Networking Computing BV,USA [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Loans		35,370	46,058
Unsecured Loan With GAP On January 19, 2016 [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Loans	1,879,717	1,884,731	1,973,412
Unsecured Loan With GAP On February 15, 2016 [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Loans	1,879,717	$ 1,884,731	$ 1,973,412
Unsecured Loan With MBJA on December 28, 2017 [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Loans	$ 551,122